Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended
	Feb. 26, 2013	Feb. 21, 2013	Feb. 13, 2013	Feb. 07, 2013	Jan. 24, 2013
Offerings February 2013 [Abstract]
Total Number of Shares Issued During Multiple Offerings February 2013	35,241,791
Price Per Share Offerings February 2013	$ 2.85
Total Gross Proceeds Multiple Offerings February 2013	$ 100,453
Shares Issued First Offering February 2013		7,719,300
Gross Proceeds First Offering February 2013		22,000
Agents's Fees First Offering February 2013		880
Estimated Offering Costs First Offering February 2013		320
Net Proceeds Including Agents' Fees and Excluding Estimated Offering Costs First Offering February 2013		21,120
Shares Issued Second Offering February 2013	9,825,000
Gross Proceeds Second Offering February 2013	28,001
Agents' Fees Second Offering February 2013	1,120
Estimated Offering Costs Second Offering February 2013	320
Net Proceeds Including Agents' Fees and Excluding Estimated Offering Costs Second Offering February 2013	26,881
Shares Private Placement February 2013	17,702,491
Gross Proceeds Private Placement February 2013	50,452
Agents' Fees Private Placement February 2013	2,018
Net Proceeds Excluing Agents' Fees Private Placement February 2013	$ 48,434
Nave Rigel Delivery [Abstract]
Nave Rigel Tonnage			74,673
Nave Rigel Hire Rate			$12 net per day plus 50% profit sharing based on a formula
Number of Series D Preferred Stock issued in partial settlement of purchase price of Nave Rigel			300
Dividend Declared Q4 2012 [Abstract]
Dividend Per Share Declared Q4 2012				$ 0.05
Dividend Payment Date				Apr. 04, 2013
Dividend Paid to Holders Of Record Date				Mar. 19, 2013
Nave Bellatrix Delivery [Abstract]
Nave Bellatrix Tonnage					49,999
Nave Bellatrix Hire Rate					$13 net per day plus 50% profit sharing
Nave Bellatrix Profit Sharing					the first $1 of profits above the base rate and the owner will receive next $1 of profits. Thereafter, all profits will be split equally to each party.
Nave Bellatrix Optional Year Hire					$15 net per day plus 50% profit sharing